UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Real
Return Fund -
Strategic Real Return
Class F

June 30, 2010

1.833432.104

RRS-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.5%
		Principal Amount (c)	Value
Convertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 471,900
FINANCIALS - 1.5%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,140,000
Real Estate Investment Trusts - 0.9%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,049,113
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,783,600
Annaly Capital Management, Inc. 4% 2/15/15		500,000	510,625
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,486,250
Hospitality Properties Trust 3.8% 3/15/27		3,200,000	3,184,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,742,400
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,949,000
2.625% 5/15/38		500,000	449,375
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,160,250
Washington (REIT):
3.875% 9/15/26		4,350,000	4,306,500
3.875% 9/15/26		3,350,000	3,316,500
			48,937,613
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,500,000
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,687,250
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,148,194
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,839,313
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,349,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)		1,640,000	1,312,000
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,862,000
Kilroy Realty LP 3.25% 4/15/12 (d)		2,150,000	2,058,625
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,434,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,115,200
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,406,500
			35,712,582
TOTAL FINANCIALS			85,790,195
TOTAL CONVERTIBLE BONDS			86,262,095
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		$ 1,355,517	$ 1,355,517
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	965,000
KB Home:
5.75% 2/1/14		510,000	466,650
5.875% 1/15/15		1,500,000	1,320,000
6.25% 6/15/15		5,100,000	4,539,000
9.1% 9/15/17		500,000	483,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,620,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,832,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,307,500
Ryland Group, Inc. 8.4% 5/15/17		250,000	262,500
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,133,250
10.75% 9/15/16		500,000	525,000
			20,454,650
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		2,510,000	2,761,000
TOTAL CONSUMER DISCRETIONARY			24,571,167
FINANCIALS - 2.4%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	562,500
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (d)		1,500,000	1,455,000
Sunwest Management, Inc. 7.9726% 2/10/15		3,616,506	2,737,695
			4,192,695
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	552,749
6.625% 9/15/11		668,000	701,512
Camden Property Trust 5% 6/15/15		1,400,000	1,444,513
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	743,388
6.25% 6/15/14		1,170,000	1,242,673
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10		$ 1,600,000	$ 1,600,621
5.375% 10/15/12		2,000,000	1,975,694
7.5% 7/15/18		2,970,000	2,955,094
9.625% 3/15/16		2,780,000	3,017,545
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	943,000
Equity One, Inc.:
5.375% 10/15/15		500,000	507,378
6% 9/15/16		1,000,000	1,036,528
6.25% 12/15/14		1,000,000	1,042,834
6.25% 1/15/17		1,000,000	1,036,642
Federal Realty Investment Trust 5.65% 6/1/16		700,000	748,007
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	703,375
5.65% 12/15/13		1,025,000	1,081,509
6% 3/1/15		1,500,000	1,582,029
6% 1/30/17		1,000,000	1,010,219
6.3% 9/15/16		4,750,000	4,918,430
7.072% 6/8/15		500,000	543,890
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,445,172
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	519,753
6.5% 1/17/17		625,000	653,894
HMB Capital Trust V 4.1371% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,475,306
6.7% 1/15/18		1,000,000	1,016,965
6.75% 2/15/13		1,250,000	1,326,259
7.875% 8/15/14		500,000	551,436
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,053,684
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,761,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	588,994
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,188,378
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,055,350
6.25% 2/1/13		2,000,000	2,148,652
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,034,875
7% 1/15/16		2,298,000	2,269,275
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20 (d)		$ 1,000,000	$ 982,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,842,475
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,005,000
Reckson Operating Partnership LP 7.75% 3/15/20 (d)		1,000,000	985,000
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	701,125
8.625% 1/15/12		6,900,000	7,141,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,237,312
7.75% 2/22/11		1,000,000	1,026,799
UDR, Inc. 5.5% 4/1/14		2,000,000	2,079,495
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	511,327
6.05% 6/1/13		2,500,000	2,656,388
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	1,021,991
5.263% 5/15/12		1,000,000	1,037,799
			80,705,814
Real Estate Management & Development - 0.9%
AMB Property LP 5.9% 8/15/13		600,000	634,440
Arden Realty LP 5.2% 9/1/11		500,000	515,826
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,534,793
5.75% 4/1/12		1,000,000	1,033,294
6% 4/1/16		1,000,000	1,019,945
7.5% 5/15/15		500,000	545,414
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,125,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,279,870
6.25% 6/15/14		1,595,000	1,607,178
6.875% 8/15/12		1,000,000	1,035,000
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,449,935
Duke Realty LP:
6.25% 5/15/13		750,000	800,006
7.375% 2/15/15		500,000	554,815
First Industrial LP 5.75% 1/15/16		1,000,000	928,055
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 703,000	$ 611,610
7.625% 6/1/15		800,000	748,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,194,320
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,995,000
9% 5/15/17		750,000	795,000
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,488,436
6.375% 8/15/12		2,680,000	2,870,100
Post Apartment Homes LP:
5.45% 6/1/12		714,000	741,163
6.3% 6/1/13		1,000,000	1,061,670
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,182,959
5.875% 6/15/17		600,000	632,860
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,027,500
Ventas Realty LP:
6.5% 6/1/16		660,000	661,650
6.5% 6/1/16		5,570,000	5,583,925
6.625% 10/15/14		9,020,000	9,155,300
			48,813,064
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,769,375
TOTAL FINANCIALS			136,043,448
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,339,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,010,000	2,090,400
			3,429,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15		$ 2,000,000	$ 2,193,464
TOTAL NONCONVERTIBLE BONDS			166,237,479
TOTAL CORPORATE BONDS (Cost $235,673,908)			252,499,574
U.S. Treasury Inflation Protected Obligations - 27.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		61,393,630	62,318,572
2% 1/15/26		98,768,225	104,514,736
2.375% 1/15/25		89,160,368	98,876,074
2.5% 1/15/29		58,382,625	66,029,919
3.625% 4/15/28		31,134,642	40,209,977
3.875% 4/15/29		34,875,641	46,773,394
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		26,154,180	26,519,668
0.625% 4/15/13		49,505,760	50,568,353
1.25% 4/15/14		28,841,960	30,141,504
1.375% 7/15/18		25,273,250	26,222,992
1.375% 1/15/20		17,137,530	17,575,236
1.625% 1/15/15		73,660,548	77,856,069
1.625% 1/15/18		43,287,712	45,671,634
1.875% 7/15/13		73,447,228	77,754,625
1.875% 7/15/15		63,479,280	68,106,030
1.875% 7/15/19		33,692,010	36,163,318
2% 4/15/12		47,698,476	49,468,029
2% 1/15/14		68,646,663	73,232,027
2% 7/15/14		73,032,975	78,402,180
2% 1/15/16		59,694,779	64,446,896
2.125% 1/15/19		26,399,100	28,838,858
2.125% 2/15/40		25,214,750	27,576,594
2.375% 1/15/17		45,671,828	50,426,534
2.375% 1/15/27		75,128,805	83,339,398
2.5% 7/15/16		45,876,625	51,076,346
2.625% 7/15/17		47,331,900	53,392,219
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3% 7/15/12		$ 73,432,641	$ 78,234,161
3.375% 1/15/12		20,220,219	21,327,500
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,429,225,237)			1,535,062,843
Asset-Backed Securities - 0.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,440,192
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,292,150
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.7072% 3/23/19 (d)(e)		2,624,786	1,968,590
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6553% 1/20/40 (d)(e)		3,755,228	3,567,466
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,862,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5553% 1/20/37 (d)(e)		1,998,542	1,299,053
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,453,717	1,840,288
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,308,625
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,382,467
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,540,800
Class B2, 1.8872% 12/28/35 (d)(e)		2,110,000	1,244,900
Class D, 9% 12/28/35 (d)		500,000	154,850
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	308,000
Crest Ltd. Series 2002-IGA Class A, 0.7738% 7/28/17 (d)(e)		1,069,761	1,005,575
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.9028% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9972% 9/25/46 (d)(e)		757,589	83,335
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		$ 6,013,004	$ 2,079,708
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,710,816
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.2128% 8/28/38 (d)(e)		4,410,000	2,623,950
Class C1B, 7.696% 8/28/38 (d)		1,189,000	712,330
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,744,067	4,459,423
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		473,297	167,534
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9966% 2/5/36 (d)(e)		280,844	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (d)(e)		3,000,000	165,000
Series 2006-1A:
Class A2A, 0.7583% 9/25/26 (d)(e)		6,065,000	4,670,050
Class F, 1.6883% 9/25/26 (d)(e)		2,250,000	180,000
Class G, 1.8883% 9/25/26 (d)(e)		1,530,000	91,800
Class H, 2.1883% 9/25/26 (d)(e)		4,300,000	172,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.4275% 11/21/40 (d)(e)		1,500,000	90,000
TOTAL ASSET-BACKED SECURITIES (Cost $55,068,760)			41,483,181
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5597% 3/15/22 (d)(e)		8,858,053	8,547,215
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.5297% 6/15/22 (d)(e)		2,750,000	2,325,328
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		125,633	12,370
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7068% 1/25/19 (d)(e)		71,306	15,587
Class B4, 4.7068% 1/25/19 (d)(e)		142,612	46,488
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (e)		$ 500,000	$ 441,550
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (d)(e)		1,000,000	862,310
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.85% 6/15/22 (d)(e)		6,747,489	5,937,791
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		500,000	475,000
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,068,614
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5997% 12/15/37 (d)(e)		453,780	21,146
Series 2006-B Class B6, 2.0497% 7/15/38 (d)(e)		921,775	18,067
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.45% 9/10/37 (d)(e)		138,818	11,036
Series 2005-D Class B7, 4.5997% 12/15/37 (d)(e)		272,268	15,764
Series 2006-A Class B7, 3.8497% 3/15/38 (d)(e)		701,719	29,121
Series 2006-B Class B7, 4.1997% 7/15/38 (d)(e)		921,775	20,648
Series 2007-A Class BB, 3.6997% 2/15/39 (d)(e)		783,562	6,504
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,432,599)			20,854,539
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,827,453
Series 2005-1 Class A3, 4.877% 11/10/42		481,235	485,118
Series 2005-1 Class CJ, 5.1653% 11/10/42 (e)		1,450,000	1,309,768
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.3497% 3/15/22 (d)(e)		900,000	360,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4564% 3/11/39 (e)		3,000,000	2,593,696
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,496,484
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	765,539
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	150,295
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	84,993
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	77,508
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	32,666
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	107,264
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Claregold Trust Series 2007-2A: - continued
Class M, 5.01% 5/15/44 (d)(e)	CAD	$ 1,927,737	$ 453,436
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,491,004
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,649,557
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,880,358
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.6097% 5/15/23 (d)(e)		2,000,000	1,943,591
Class D, 0.8197% 5/15/23 (d)(e)		1,250,000	1,190,562
Series 2006-HC1A:
Class A1, 0.5397% 5/15/23 (d)(e)		2,050,442	2,001,747
Class K, 1.8269% 5/15/23 (d)(e)		3,757,000	3,353,006
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,910,317
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.225% 6/10/31 (d)(e)		2,500,000	2,734,966
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	1,007,606
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	7,202,800
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,423,349
Series 2002-1A Class H, 7.1591% 12/10/35 (d)(e)		1,277,000	1,226,781
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	3,000,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		981,581	1,022,937
Class G, 6.75% 4/15/29 (e)		1,352,000	1,334,630
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,995,600
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,345,673	1,345,034
Class J, 6.974% 8/15/36 (d)		2,720,000	2,718,706
Series 2000-C1:
Class H, 7% 3/15/33 (d)		810,928	807,165
Class K, 7% 3/15/33		1,000,000	738,977
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	984,025
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		$ 1,141,000	$ 1,075,301
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5847% 3/1/20 (d)(e)		2,800,000	2,296,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.4453% 12/5/27 (d)(e)		2,250,000	2,226,636
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.5297% 2/15/19 (d)(e)		2,431,211	2,286,778
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,180,130
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,005,100
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		6,000,000	5,217,204
Series 2006-C4 Class AJ, 5.9021% 6/15/38 (e)		2,000,000	1,599,436
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,314,400
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,186,245
Class I11, 7.72% 2/26/28 (d)		751,000	619,500
Class I12, 7.72% 2/26/28 (d)		750,000	593,325
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,073,927
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	2,007,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	0
Class F, 10.813% 5/20/44 (d)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,456,661	4,456,661
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	3,932,358
Series 1997-RR Class F, 7.4339% 4/30/39 (d)(e)		845,827	778,161
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		2,342,000	1,053,900
Series 2005-HQ7 Class E, 5.2081% 11/14/42 (e)		1,425,000	726,750
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,440,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		3,311,083	3,079,307
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,003,807	1,003,807
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		756,634	756,634
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		$ 1,290,557	$ 1,307,980
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,201,974
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,980,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.9247% 7/15/24 (d)(e)		1,800,000	414,707
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,821,766
Series 2004-C12 Class D, 5.238% 7/15/41 (e)		2,250,000	1,973,916
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,194,366
Series 2005-C20 Class A3SF, 0.4797% 7/15/42 (e)		800,394	790,650
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,761,359)			113,520,857
Common Stocks - 12.0%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,204,076
Household Durables - 0.1%
M/I Homes, Inc. (a)	27,000	260,280
Pulte Group, Inc. (a)	179,897	1,489,547
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
		6,789,827
TOTAL CONSUMER DISCRETIONARY		8,993,903
FINANCIALS - 11.4%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	844,158
Real Estate Investment Trusts - 11.0%
Acadia Realty Trust (SBI)	1,145,944	19,274,778
Alexandria Real Estate Equities, Inc.	278,311	17,636,568
AMB Property Corp. (SBI)	166,000	3,935,860
American Campus Communities, Inc.	98,600	2,690,794
Annaly Capital Management, Inc.	318,400	5,460,560
Anworth Mortgage Asset Corp.	481,200	3,426,144
Apartment Investment & Management Co. Class A	697,090	13,502,633
Associated Estates Realty Corp.	375,700	4,865,315
AvalonBay Communities, Inc.	117,324	10,954,542
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	226,500	$ 16,158,510
Brandywine Realty Trust (SBI)	425,187	4,570,760
CapLease, Inc.	107,400	495,114
CBL & Associates Properties, Inc.	1,203,738	14,974,501
Cedar Shopping Centers, Inc.	467,500	2,814,350
Corporate Office Properties Trust (SBI)	293,500	11,082,560
Cypress Sharpridge Investments, Inc.	513,741	6,503,961
Cypress Sharpridge Investments, Inc. (d)	208,316	2,637,281
DCT Industrial Trust, Inc.	468,900	2,119,428
Developers Diversified Realty Corp.	111,300	1,101,870
DiamondRock Hospitality Co.	1,901,100	15,627,042
Digital Realty Trust, Inc.	333,300	19,224,744
Duke Realty LP	267,500	3,036,125
Education Realty Trust, Inc.	1,518,389	9,155,886
Equity Lifestyle Properties, Inc.	186,200	8,980,426
Equity One, Inc.	69,500	1,084,200
Equity Residential (SBI)	414,161	17,245,664
Essex Property Trust, Inc.	156,083	15,224,336
Excel Trust, Inc. (a)	90,000	1,080,000
Federal Realty Investment Trust (SBI)	21,100	1,482,697
Franklin Street Properties Corp.	43,300	511,373
Government Properties Income Trust	60,304	1,538,958
HCP, Inc.	711,633	22,950,164
Health Care REIT, Inc.	18,100	762,372
Healthcare Realty Trust, Inc.	270,191	5,936,096
Highwoods Properties, Inc. (SBI)	561,100	15,576,136
Host Hotels & Resorts, Inc.	496,849	6,697,525
Kimco Realty Corp.	391,120	5,256,653
Kite Realty Group Trust	643,133	2,688,296
Lexington Corporate Properties Trust	65,600	394,256
LTC Properties, Inc.	17,300	419,871
MFA Financial, Inc.	1,901,346	14,069,960
Mid-America Apartment Communities, Inc.	313,762	16,149,330
Monmouth Real Estate Investment Corp. Class A	110,000	812,900
National Health Investors, Inc.	98,727	3,806,913
National Retail Properties, Inc.	130,300	2,793,632
Nationwide Health Properties, Inc.	110,900	3,966,893
Omega Healthcare Investors, Inc.	231,400	4,611,802
Pebblebrook Hotel Trust (a)	43,000	810,550
Piedmont Office Realty Trust, Inc. Class A	143,600	2,689,628
Post Properties, Inc.	84,800	1,927,504
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust	2,671,013	$ 27,057,362
Public Storage	474,322	41,697,647
Redwood Trust, Inc.	171,500	2,510,760
Regency Centers Corp.	77,300	2,659,120
Simon Property Group, Inc.	782,801	63,211,181
SL Green Realty Corp.	386,300	21,261,952
Sun Communities, Inc.	29,100	755,436
Sunstone Hotel Investors, Inc. (a)	1,840,414	18,275,311
The Macerich Co.	453,825	16,936,749
Two Harbors Investment Corp.	173,700	1,433,025
UDR, Inc.	57,539	1,100,721
Ventas, Inc.	850,080	39,911,256
Vornado Realty Trust	419,428	30,597,273
		618,125,254
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	542,430	7,617,612
CB Richard Ellis Group, Inc. Class A (a)	829,198	11,285,385
Forest City Enterprises, Inc. Class A (a)	459,043	5,196,367
		24,099,364
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		643,069,497
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	359,302	5,389,530
Capital Senior Living Corp. (a)	278,100	1,382,157
Emeritus Corp. (a)	818,235	13,345,413
Sunrise Senior Living, Inc. (a)	535,051	1,487,442
		21,604,542
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	55,700	1,960,640
TOTAL COMMON STOCKS (Cost $728,728,029)		675,628,582
Preferred Stocks - 1.7%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	$ 2,130,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,578,281
		4,708,281
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	2,714,400
12.00% (a)(d)	10,400	811,200
		3,525,600
TOTAL FINANCIALS		8,233,881
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	22,083
Red Lion Hotels Capital Trust 9.50%	138,465	3,432,547
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	380
		3,455,010
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,370,670
AMB Property Corp. Series O, 7.00%	1,000	23,700
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	82
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,158,050
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,439,735
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,834,250
Series T, 8.00%	80,000	1,895,200
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	488,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	223,000
7.375%	25,000	532,250
Cedar Shopping Centers, Inc. 8.875%	50,500	1,247,855
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,187,380
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,799,756
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.: - continued
Series B, 7.50%	43,159	$ 927,487
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	913,478
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,272,500
Series B, 7.875%	36,100	905,749
Duke Realty LP:
8.375%	63,129	1,624,940
Series L, 6.60%	5,334	109,934
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	67,735
Equity Residential (depositary shares) Series N, 6.48%	21,200	487,812
Glimcher Realty Trust Series G, 8.125%	17,500	377,125
Health Care REIT, Inc. Series F, 7.625%	50,000	1,227,500
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,684,063
Series C, 7.00%	74,798	1,649,296
HRPT Properties Trust Series B, 8.75%	11,666	294,100
Innkeepers USA Trust Series C, 8.00% (a)	198,000	128,700
Kimco Realty Corp. Series G, 7.75%	168,000	4,272,240
LaSalle Hotel Properties:
Series B, 8.375%	9,550	233,402
Series E, 8.00%	91,400	2,108,598
Series G, 7.25%	87,640	1,914,934
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,493,815
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,317,492
Lexington Realty Trust 7.55%	32,300	662,150
LTC Properties, Inc. Series F, 8.00%	98,800	2,461,108
MFA Financial, Inc. Series A, 8.50%	378,300	9,476,415
Mid-America Apartment Communities, Inc. Series H, 8.30%	28,050	719,483
Omega Healthcare Investors, Inc. Series D, 8.375%	75,700	1,951,546
ProLogis Trust Series C, 8.54%	19,500	927,469
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	349,587
Series P, 6.70%	65,000	1,446,250
Public Storage:
Series I, 7.25%	31,655	799,605
Series K, 7.25%	80,000	2,028,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series L, 6.75%	10,000	$ 245,100
Series N, 7.00%	40,000	1,010,800
Regency Centers Corp. 7.25%	31,125	718,365
Saul Centers, Inc.:
8.00%	45,000	1,128,600
Series B (depositary shares) 9.00%	20,000	522,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,059,750
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	2,017,503
		81,111,384
TOTAL FINANCIALS		84,566,394
TOTAL PREFERRED STOCKS (Cost $107,729,878)		92,800,275
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.54% 10/27/13 (e)	491,813	470,910
TOTAL CONSUMER DISCRETIONARY		1,520,910
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (e)	588,047	586,577
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche C, term loan 2.86% 12/14/12 (e)	941,044	877,524
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (e)	2,000,000	1,970,000
		2,847,524
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (e)	$ 795,203	$ 685,863
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,560,000
Tranche B, term loan 3.2915% 10/10/13 (e)	2,953,611	2,547,490
		4,793,353
TOTAL FINANCIALS		8,227,454
TOTAL FLOATING RATE LOANS (Cost $11,852,982)		9,748,364
Commodity-Linked Notes - 6.9%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	18,752,245
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	32,857,537
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	34,119,473
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	17,380,909
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	19,000,000	14,913,089
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	9,671,260
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 10,200,000	$ 8,066,916
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	6,936,968
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	8,293,847
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	8,265,841
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	7,511,205
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	7,798,737
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	12,132,300
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	15,136,553
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,700,000	5,495,808
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,429,943
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	7,910,408
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 1,632,603
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	3,920,591
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	22,665,130
Morgan Stanley:
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	7,049,124
Medium Term Note, three-month U.S. dollar LIBOR minus .50% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	12,899,814
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	17,346,459
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	38,981,808
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,600,000	5,770,508
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	9,887,606
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	7,959,582
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	7,141,366
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 7/25/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 15,600,000	$ 14,387,937
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	10,479,970
TOTAL COMMODITY-LINKED NOTES (Cost $488,100,000)		386,795,537
Fixed-Income Funds - 25.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,497,392,549)	15,488,100	1,448,601,993
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	85,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,439,932)		85,017
Money Market Funds - 18.3%
	Shares
Fidelity Cash Central Fund, 0.20% (g) (Cost $1,031,058,035)	1,031,058,035	1,031,058,035
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.04%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,194,000)	$ 2,194,002	$ 2,194,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,731,657,268)		5,610,332,797
NET OTHER ASSETS (LIABILITIES) - 0.3%		18,391,531
NET ASSETS - 100%		$ 5,628,724,328
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $582,056,551 or 10.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,194,000 due 7/01/10 at 0.04%
BNP Paribas Securities Corp.	$ 1,032,282
Banc of America Securities LLC	392,998
Barclays Capital, Inc.	549,086
Morgan Stanley & Co., Inc.	219,634
$ 2,194,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,457,289
Fidelity Floating Rate Central Fund	43,377,025
Total	$ 44,834,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 105,072,102	$ 115,058,744	$ 1,448,601,993	53.1%
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,993,903	$ 3,953,903	$ -	$ 5,040,000
Financials	735,869,772	721,769,664	11,723,280	2,376,828
Health Care	21,604,542	21,604,542	-	-
Materials	1,960,640	1,960,640	-	-
Corporate Bonds	252,499,574	-	246,636,557	5,863,017
U.S. Government and Government Agency Obligations	1,535,062,843	-	1,535,062,843	-
Asset-Backed Securities	41,483,181	-	4,837,584	36,645,597
Collateralized Mortgage Obligations	20,854,539	-	20,842,169	12,370
Commercial Mortgage Securities	113,520,857	-	82,125,164	31,395,693
Floating Rate Loans	9,748,364	-	8,698,364	1,050,000
Commodity-Linked Notes	386,795,537	-	386,795,537	-
Fixed-Income Funds	1,448,601,993	1,448,601,993	-	-
Preferred Securities	85,017	-	-	85,017
Money Market Funds	1,031,058,035	1,031,058,035	-	-
Cash Equivalents	2,194,000	-	2,194,000	-
Total Investments in Securities:	$ 5,610,332,797	$ 3,228,948,777	$ 2,298,915,498	$ 82,468,522
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	5,040,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,040,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ -
Equities - Financials
Beginning Balance	$ 2,377,280
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(9,510)
Cost of Purchases	721
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	8,337
Transfers out of Level 3	-
Ending Balance	$ 2,376,828
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (9,510)
Corporate Bonds
Beginning Balance	$ 4,521,458
Total Realized Gain (Loss)	(470,512)
Total Unrealized Gain (Loss)	1,253,558
Cost of Purchases	3,046,227
Proceeds of Sales	(2,549,266)
Amortization/Accretion	61,552
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,863,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (2,258)
Asset-Backed Securities
Beginning Balance	$ 21,118,134
Total Realized Gain (Loss)	730,445
Total Unrealized Gain (Loss)	6,467,582
Cost of Purchases	4,372,349
Proceeds of Sales	(3,344,349)
Amortization/Accretion	513,672
Transfers in to Level 3	6,787,764
Transfers out of Level 3	-
Ending Balance	$ 36,645,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 6,467,582
Collateralized Mortgage Obligations
Beginning Balance	$ 198,035
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(20,171)
Cost of Purchases	-
Proceeds of Sales	(6,496)
Amortization/Accretion	21,509
Transfers in to Level 3	-
Transfers out of Level 3	(180,507)
Ending Balance	$ 12,370
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (20,171)
Commercial Mortgage Securities
Beginning Balance	$ 16,448,603
Total Realized Gain (Loss)	38,296
Total Unrealized Gain (Loss)	4,891,251
Cost of Purchases	4,672,787
Proceeds of Sales	(274,893)
Amortization/Accretion	(30,492)
Transfers in to Level 3	7,550,141
Transfers out of Level 3	(1,900,000)
Ending Balance	$ 31,395,693
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 4,891,251
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	44,267
Cost of Purchases	-
Proceeds of Sales	(30,000)
Amortization/Accretion	-
Transfers in to Level 3	1,035,733
Transfers out of Level 3	-
Ending Balance	$ 1,050,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 44,267
Preferred Securities
Beginning Balance	$ 68,467
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,284
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	8,266
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 85,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 8,284

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $5,761,045,672. Net unrealized depreciation aggregated $150,712,875, of which $231,235,469 related to appreciated investment securities and $381,948,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

1.833431.104

ARRS-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.5%
		Principal Amount (c)	Value
Convertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 471,900
FINANCIALS - 1.5%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,140,000
Real Estate Investment Trusts - 0.9%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,049,113
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,783,600
Annaly Capital Management, Inc. 4% 2/15/15		500,000	510,625
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,486,250
Hospitality Properties Trust 3.8% 3/15/27		3,200,000	3,184,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,742,400
ProLogis Trust:
1.875% 11/15/37		4,400,000	3,949,000
2.625% 5/15/38		500,000	449,375
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,160,250
Washington (REIT):
3.875% 9/15/26		4,350,000	4,306,500
3.875% 9/15/26		3,350,000	3,316,500
			48,937,613
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,500,000
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,687,250
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,148,194
Duke Realty LP 3.75% 12/1/11 (d)		2,850,000	2,839,313
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,349,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)		1,640,000	1,312,000
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,862,000
Kilroy Realty LP 3.25% 4/15/12 (d)		2,150,000	2,058,625
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,434,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		3,000,000	3,115,200
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,406,500
			35,712,582
TOTAL FINANCIALS			85,790,195
TOTAL CONVERTIBLE BONDS			86,262,095
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		$ 1,355,517	$ 1,355,517
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	965,000
KB Home:
5.75% 2/1/14		510,000	466,650
5.875% 1/15/15		1,500,000	1,320,000
6.25% 6/15/15		5,100,000	4,539,000
9.1% 9/15/17		500,000	483,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,620,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,832,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,307,500
Ryland Group, Inc. 8.4% 5/15/17		250,000	262,500
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,133,250
10.75% 9/15/16		500,000	525,000
			20,454,650
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)		2,510,000	2,761,000
TOTAL CONSUMER DISCRETIONARY			24,571,167
FINANCIALS - 2.4%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	562,500
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (d)		1,500,000	1,455,000
Sunwest Management, Inc. 7.9726% 2/10/15		3,616,506	2,737,695
			4,192,695
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	552,749
6.625% 9/15/11		668,000	701,512
Camden Property Trust 5% 6/15/15		1,400,000	1,444,513
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	743,388
6.25% 6/15/14		1,170,000	1,242,673
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 8/1/10		$ 1,600,000	$ 1,600,621
5.375% 10/15/12		2,000,000	1,975,694
7.5% 7/15/18		2,970,000	2,955,094
9.625% 3/15/16		2,780,000	3,017,545
DuPont Fabros Technology LP 8.5% 12/15/17 (d)		920,000	943,000
Equity One, Inc.:
5.375% 10/15/15		500,000	507,378
6% 9/15/16		1,000,000	1,036,528
6.25% 12/15/14		1,000,000	1,042,834
6.25% 1/15/17		1,000,000	1,036,642
Federal Realty Investment Trust 5.65% 6/1/16		700,000	748,007
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	703,375
5.65% 12/15/13		1,025,000	1,081,509
6% 3/1/15		1,500,000	1,582,029
6% 1/30/17		1,000,000	1,010,219
6.3% 9/15/16		4,750,000	4,918,430
7.072% 6/8/15		500,000	543,890
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	2,445,172
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	519,753
6.5% 1/17/17		625,000	653,894
HMB Capital Trust V 4.1371% 12/15/36 (b)(d)(e)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,475,306
6.7% 1/15/18		1,000,000	1,016,965
6.75% 2/15/13		1,250,000	1,326,259
7.875% 8/15/14		500,000	551,436
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,053,684
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,761,050
Kimco Realty Corp. 5.783% 3/15/16		550,000	588,994
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,188,378
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,055,350
6.25% 2/1/13		2,000,000	2,148,652
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,034,875
7% 1/15/16		2,298,000	2,269,275
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20 (d)		$ 1,000,000	$ 982,500
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,842,475
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,005,000
Reckson Operating Partnership LP 7.75% 3/15/20 (d)		1,000,000	985,000
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	701,125
8.625% 1/15/12		6,900,000	7,141,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	3,237,312
7.75% 2/22/11		1,000,000	1,026,799
UDR, Inc. 5.5% 4/1/14		2,000,000	2,079,495
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		500,000	511,327
6.05% 6/1/13		2,500,000	2,656,388
Weingarten Realty Investors:
4.857% 1/15/14		1,000,000	1,021,991
5.263% 5/15/12		1,000,000	1,037,799
			80,705,814
Real Estate Management & Development - 0.9%
AMB Property LP 5.9% 8/15/13		600,000	634,440
Arden Realty LP 5.2% 9/1/11		500,000	515,826
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,534,793
5.75% 4/1/12		1,000,000	1,033,294
6% 4/1/16		1,000,000	1,019,945
7.5% 5/15/15		500,000	545,414
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,125,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,279,870
6.25% 6/15/14		1,595,000	1,607,178
6.875% 8/15/12		1,000,000	1,035,000
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,449,935
Duke Realty LP:
6.25% 5/15/13		750,000	800,006
7.375% 2/15/15		500,000	554,815
First Industrial LP 5.75% 1/15/16		1,000,000	928,055
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 703,000	$ 611,610
7.625% 6/1/15		800,000	748,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,194,320
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	1,995,000
9% 5/15/17		750,000	795,000
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,488,436
6.375% 8/15/12		2,680,000	2,870,100
Post Apartment Homes LP:
5.45% 6/1/12		714,000	741,163
6.3% 6/1/13		1,000,000	1,061,670
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,182,959
5.875% 6/15/17		600,000	632,860
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,027,500
Ventas Realty LP:
6.5% 6/1/16		660,000	661,650
6.5% 6/1/16		5,570,000	5,583,925
6.625% 10/15/14		9,020,000	9,155,300
			48,813,064
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,769,375
TOTAL FINANCIALS			136,043,448
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,339,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,010,000	2,090,400
			3,429,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15		$ 2,000,000	$ 2,193,464
TOTAL NONCONVERTIBLE BONDS			166,237,479
TOTAL CORPORATE BONDS (Cost $235,673,908)			252,499,574
U.S. Treasury Inflation Protected Obligations - 27.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		61,393,630	62,318,572
2% 1/15/26		98,768,225	104,514,736
2.375% 1/15/25		89,160,368	98,876,074
2.5% 1/15/29		58,382,625	66,029,919
3.625% 4/15/28		31,134,642	40,209,977
3.875% 4/15/29		34,875,641	46,773,394
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		26,154,180	26,519,668
0.625% 4/15/13		49,505,760	50,568,353
1.25% 4/15/14		28,841,960	30,141,504
1.375% 7/15/18		25,273,250	26,222,992
1.375% 1/15/20		17,137,530	17,575,236
1.625% 1/15/15		73,660,548	77,856,069
1.625% 1/15/18		43,287,712	45,671,634
1.875% 7/15/13		73,447,228	77,754,625
1.875% 7/15/15		63,479,280	68,106,030
1.875% 7/15/19		33,692,010	36,163,318
2% 4/15/12		47,698,476	49,468,029
2% 1/15/14		68,646,663	73,232,027
2% 7/15/14		73,032,975	78,402,180
2% 1/15/16		59,694,779	64,446,896
2.125% 1/15/19		26,399,100	28,838,858
2.125% 2/15/40		25,214,750	27,576,594
2.375% 1/15/17		45,671,828	50,426,534
2.375% 1/15/27		75,128,805	83,339,398
2.5% 7/15/16		45,876,625	51,076,346
2.625% 7/15/17		47,331,900	53,392,219
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes: - continued
3% 7/15/12		$ 73,432,641	$ 78,234,161
3.375% 1/15/12		20,220,219	21,327,500
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,429,225,237)			1,535,062,843
Asset-Backed Securities - 0.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,440,192
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,292,150
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.7072% 3/23/19 (d)(e)		2,624,786	1,968,590
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6553% 1/20/40 (d)(e)		3,755,228	3,567,466
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,862,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5553% 1/20/37 (d)(e)		1,998,542	1,299,053
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,453,717	1,840,288
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,308,625
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,382,467
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,540,800
Class B2, 1.8872% 12/28/35 (d)(e)		2,110,000	1,244,900
Class D, 9% 12/28/35 (d)		500,000	154,850
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	308,000
Crest Ltd. Series 2002-IGA Class A, 0.7738% 7/28/17 (d)(e)		1,069,761	1,005,575
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.9028% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9972% 9/25/46 (d)(e)		757,589	83,335
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		$ 6,013,004	$ 2,079,708
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,710,816
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.2128% 8/28/38 (d)(e)		4,410,000	2,623,950
Class C1B, 7.696% 8/28/38 (d)		1,189,000	712,330
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,744,067	4,459,423
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		473,297	167,534
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9966% 2/5/36 (d)(e)		280,844	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (d)(e)		3,000,000	165,000
Series 2006-1A:
Class A2A, 0.7583% 9/25/26 (d)(e)		6,065,000	4,670,050
Class F, 1.6883% 9/25/26 (d)(e)		2,250,000	180,000
Class G, 1.8883% 9/25/26 (d)(e)		1,530,000	91,800
Class H, 2.1883% 9/25/26 (d)(e)		4,300,000	172,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.4275% 11/21/40 (d)(e)		1,500,000	90,000
TOTAL ASSET-BACKED SECURITIES (Cost $55,068,760)			41,483,181
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5597% 3/15/22 (d)(e)		8,858,053	8,547,215
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.5297% 6/15/22 (d)(e)		2,750,000	2,325,328
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		125,633	12,370
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7068% 1/25/19 (d)(e)		71,306	15,587
Class B4, 4.7068% 1/25/19 (d)(e)		142,612	46,488
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (e)		$ 500,000	$ 441,550
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (d)(e)		1,000,000	862,310
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.85% 6/15/22 (d)(e)		6,747,489	5,937,791
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		500,000	475,000
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,068,614
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5997% 12/15/37 (d)(e)		453,780	21,146
Series 2006-B Class B6, 2.0497% 7/15/38 (d)(e)		921,775	18,067
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.45% 9/10/37 (d)(e)		138,818	11,036
Series 2005-D Class B7, 4.5997% 12/15/37 (d)(e)		272,268	15,764
Series 2006-A Class B7, 3.8497% 3/15/38 (d)(e)		701,719	29,121
Series 2006-B Class B7, 4.1997% 7/15/38 (d)(e)		921,775	20,648
Series 2007-A Class BB, 3.6997% 2/15/39 (d)(e)		783,562	6,504
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,432,599)			20,854,539
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	3,827,453
Series 2005-1 Class A3, 4.877% 11/10/42		481,235	485,118
Series 2005-1 Class CJ, 5.1653% 11/10/42 (e)		1,450,000	1,309,768
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.3497% 3/15/22 (d)(e)		900,000	360,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4564% 3/11/39 (e)		3,000,000	2,593,696
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,496,484
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	765,539
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	150,295
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	84,993
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	77,508
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	32,666
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	107,264
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Claregold Trust Series 2007-2A: - continued
Class M, 5.01% 5/15/44 (d)(e)	CAD	$ 1,927,737	$ 453,436
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (d)		1,475,000	1,491,004
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,500,000	1,649,557
Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,880,358
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.6097% 5/15/23 (d)(e)		2,000,000	1,943,591
Class D, 0.8197% 5/15/23 (d)(e)		1,250,000	1,190,562
Series 2006-HC1A:
Class A1, 0.5397% 5/15/23 (d)(e)		2,050,442	2,001,747
Class K, 1.8269% 5/15/23 (d)(e)		3,757,000	3,353,006
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,910,317
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.225% 6/10/31 (d)(e)		2,500,000	2,734,966
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	1,007,606
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	7,202,800
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,423,349
Series 2002-1A Class H, 7.1591% 12/10/35 (d)(e)		1,277,000	1,226,781
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		3,000,000	3,000,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		981,581	1,022,937
Class G, 6.75% 4/15/29 (e)		1,352,000	1,334,630
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	2,995,600
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,345,673	1,345,034
Class J, 6.974% 8/15/36 (d)		2,720,000	2,718,706
Series 2000-C1:
Class H, 7% 3/15/33 (d)		810,928	807,165
Class K, 7% 3/15/33		1,000,000	738,977
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	984,025
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		$ 1,141,000	$ 1,075,301
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5847% 3/1/20 (d)(e)		2,800,000	2,296,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2009-IWST Class D, 7.4453% 12/5/27 (d)(e)		2,250,000	2,226,636
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.5297% 2/15/19 (d)(e)		2,431,211	2,286,778
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		2,066,000	2,180,130
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,000,000	1,005,100
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		6,000,000	5,217,204
Series 2006-C4 Class AJ, 5.9021% 6/15/38 (e)		2,000,000	1,599,436
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		2,630,000	2,314,400
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,186,245
Class I11, 7.72% 2/26/28 (d)		751,000	619,500
Class I12, 7.72% 2/26/28 (d)		750,000	593,325
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,073,927
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,000,000	2,007,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	0
Class F, 10.813% 5/20/44 (d)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,456,661	4,456,661
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	3,932,358
Series 1997-RR Class F, 7.4339% 4/30/39 (d)(e)		845,827	778,161
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		2,342,000	1,053,900
Series 2005-HQ7 Class E, 5.2081% 11/14/42 (e)		1,425,000	726,750
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,440,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		3,311,083	3,079,307
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,003,807	1,003,807
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		756,634	756,634
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		$ 1,290,557	$ 1,307,980
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,201,974
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,980,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.9247% 7/15/24 (d)(e)		1,800,000	414,707
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,821,766
Series 2004-C12 Class D, 5.238% 7/15/41 (e)		2,250,000	1,973,916
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,194,366
Series 2005-C20 Class A3SF, 0.4797% 7/15/42 (e)		800,394	790,650
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,761,359)			113,520,857
Common Stocks - 12.0%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,204,076
Household Durables - 0.1%
M/I Homes, Inc. (a)	27,000	260,280
Pulte Group, Inc. (a)	179,897	1,489,547
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
		6,789,827
TOTAL CONSUMER DISCRETIONARY		8,993,903
FINANCIALS - 11.4%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	844,158
Real Estate Investment Trusts - 11.0%
Acadia Realty Trust (SBI)	1,145,944	19,274,778
Alexandria Real Estate Equities, Inc.	278,311	17,636,568
AMB Property Corp. (SBI)	166,000	3,935,860
American Campus Communities, Inc.	98,600	2,690,794
Annaly Capital Management, Inc.	318,400	5,460,560
Anworth Mortgage Asset Corp.	481,200	3,426,144
Apartment Investment & Management Co. Class A	697,090	13,502,633
Associated Estates Realty Corp.	375,700	4,865,315
AvalonBay Communities, Inc.	117,324	10,954,542
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	226,500	$ 16,158,510
Brandywine Realty Trust (SBI)	425,187	4,570,760
CapLease, Inc.	107,400	495,114
CBL & Associates Properties, Inc.	1,203,738	14,974,501
Cedar Shopping Centers, Inc.	467,500	2,814,350
Corporate Office Properties Trust (SBI)	293,500	11,082,560
Cypress Sharpridge Investments, Inc.	513,741	6,503,961
Cypress Sharpridge Investments, Inc. (d)	208,316	2,637,281
DCT Industrial Trust, Inc.	468,900	2,119,428
Developers Diversified Realty Corp.	111,300	1,101,870
DiamondRock Hospitality Co.	1,901,100	15,627,042
Digital Realty Trust, Inc.	333,300	19,224,744
Duke Realty LP	267,500	3,036,125
Education Realty Trust, Inc.	1,518,389	9,155,886
Equity Lifestyle Properties, Inc.	186,200	8,980,426
Equity One, Inc.	69,500	1,084,200
Equity Residential (SBI)	414,161	17,245,664
Essex Property Trust, Inc.	156,083	15,224,336
Excel Trust, Inc. (a)	90,000	1,080,000
Federal Realty Investment Trust (SBI)	21,100	1,482,697
Franklin Street Properties Corp.	43,300	511,373
Government Properties Income Trust	60,304	1,538,958
HCP, Inc.	711,633	22,950,164
Health Care REIT, Inc.	18,100	762,372
Healthcare Realty Trust, Inc.	270,191	5,936,096
Highwoods Properties, Inc. (SBI)	561,100	15,576,136
Host Hotels & Resorts, Inc.	496,849	6,697,525
Kimco Realty Corp.	391,120	5,256,653
Kite Realty Group Trust	643,133	2,688,296
Lexington Corporate Properties Trust	65,600	394,256
LTC Properties, Inc.	17,300	419,871
MFA Financial, Inc.	1,901,346	14,069,960
Mid-America Apartment Communities, Inc.	313,762	16,149,330
Monmouth Real Estate Investment Corp. Class A	110,000	812,900
National Health Investors, Inc.	98,727	3,806,913
National Retail Properties, Inc.	130,300	2,793,632
Nationwide Health Properties, Inc.	110,900	3,966,893
Omega Healthcare Investors, Inc.	231,400	4,611,802
Pebblebrook Hotel Trust (a)	43,000	810,550
Piedmont Office Realty Trust, Inc. Class A	143,600	2,689,628
Post Properties, Inc.	84,800	1,927,504
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust	2,671,013	$ 27,057,362
Public Storage	474,322	41,697,647
Redwood Trust, Inc.	171,500	2,510,760
Regency Centers Corp.	77,300	2,659,120
Simon Property Group, Inc.	782,801	63,211,181
SL Green Realty Corp.	386,300	21,261,952
Sun Communities, Inc.	29,100	755,436
Sunstone Hotel Investors, Inc. (a)	1,840,414	18,275,311
The Macerich Co.	453,825	16,936,749
Two Harbors Investment Corp.	173,700	1,433,025
UDR, Inc.	57,539	1,100,721
Ventas, Inc.	850,080	39,911,256
Vornado Realty Trust	419,428	30,597,273
		618,125,254
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	542,430	7,617,612
CB Richard Ellis Group, Inc. Class A (a)	829,198	11,285,385
Forest City Enterprises, Inc. Class A (a)	459,043	5,196,367
		24,099,364
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		643,069,497
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	359,302	5,389,530
Capital Senior Living Corp. (a)	278,100	1,382,157
Emeritus Corp. (a)	818,235	13,345,413
Sunrise Senior Living, Inc. (a)	535,051	1,487,442
		21,604,542
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	55,700	1,960,640
TOTAL COMMON STOCKS (Cost $728,728,029)		675,628,582
Preferred Stocks - 1.7%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	120,000	$ 2,130,000
Lexington Corporate Properties Trust Series C 6.50%	72,500	2,578,281
		4,708,281
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	2,714,400
12.00% (a)(d)	10,400	811,200
		3,525,600
TOTAL FINANCIALS		8,233,881
Nonconvertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	22,083
Red Lion Hotels Capital Trust 9.50%	138,465	3,432,547
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	380
		3,455,010
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,370,670
AMB Property Corp. Series O, 7.00%	1,000	23,700
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	82
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,158,050
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,439,735
Apartment Investment & Management Co.:
Series G, 9.375%	72,500	1,834,250
Series T, 8.00%	80,000	1,895,200
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	488,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	223,000
7.375%	25,000	532,250
Cedar Shopping Centers, Inc. 8.875%	50,500	1,247,855
CenterPoint Properties Trust Series D, 5.377%	5,280	2,376,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	2,187,380
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,799,756
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.: - continued
Series B, 7.50%	43,159	$ 927,487
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	913,478
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,272,500
Series B, 7.875%	36,100	905,749
Duke Realty LP:
8.375%	63,129	1,624,940
Series L, 6.60%	5,334	109,934
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	67,735
Equity Residential (depositary shares) Series N, 6.48%	21,200	487,812
Glimcher Realty Trust Series G, 8.125%	17,500	377,125
Health Care REIT, Inc. Series F, 7.625%	50,000	1,227,500
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	227,090	5,684,063
Series C, 7.00%	74,798	1,649,296
HRPT Properties Trust Series B, 8.75%	11,666	294,100
Innkeepers USA Trust Series C, 8.00% (a)	198,000	128,700
Kimco Realty Corp. Series G, 7.75%	168,000	4,272,240
LaSalle Hotel Properties:
Series B, 8.375%	9,550	233,402
Series E, 8.00%	91,400	2,108,598
Series G, 7.25%	87,640	1,914,934
LBA Realty Fund II Series B, 7.625% (a)	146,695	2,493,815
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,317,492
Lexington Realty Trust 7.55%	32,300	662,150
LTC Properties, Inc. Series F, 8.00%	98,800	2,461,108
MFA Financial, Inc. Series A, 8.50%	378,300	9,476,415
Mid-America Apartment Communities, Inc. Series H, 8.30%	28,050	719,483
Omega Healthcare Investors, Inc. Series D, 8.375%	75,700	1,951,546
ProLogis Trust Series C, 8.54%	19,500	927,469
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	349,587
Series P, 6.70%	65,000	1,446,250
Public Storage:
Series I, 7.25%	31,655	799,605
Series K, 7.25%	80,000	2,028,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series L, 6.75%	10,000	$ 245,100
Series N, 7.00%	40,000	1,010,800
Regency Centers Corp. 7.25%	31,125	718,365
Saul Centers, Inc.:
8.00%	45,000	1,128,600
Series B (depositary shares) 9.00%	20,000	522,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,059,750
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	2,017,503
		81,111,384
TOTAL FINANCIALS		84,566,394
TOTAL PREFERRED STOCKS (Cost $107,729,878)		92,800,275
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,050,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.54% 10/27/13 (e)	491,813	470,910
TOTAL CONSUMER DISCRETIONARY		1,520,910
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (e)	588,047	586,577
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche C, term loan 2.86% 12/14/12 (e)	941,044	877,524
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (e)	2,000,000	1,970,000
		2,847,524
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (e)	$ 795,203	$ 685,863
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,560,000
Tranche B, term loan 3.2915% 10/10/13 (e)	2,953,611	2,547,490
		4,793,353
TOTAL FINANCIALS		8,227,454
TOTAL FLOATING RATE LOANS (Cost $11,852,982)		9,748,364
Commodity-Linked Notes - 6.9%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	18,752,245
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	32,857,537
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	34,119,473
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	17,380,909
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	19,000,000	14,913,089
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,300,000	9,671,260
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 10,200,000	$ 8,066,916
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	6,936,968
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	8,293,847
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	8,265,841
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	7,511,205
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	7,798,737
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	12,132,300
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	15,136,553
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,700,000	5,495,808
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,429,943
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	7,910,408
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 1,632,603
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	3,920,591
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	22,665,130
Morgan Stanley:
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	7,049,124
Medium Term Note, three-month U.S. dollar LIBOR minus .50% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	12,899,814
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	17,346,459
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	38,981,808
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,600,000	5,770,508
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	9,887,606
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	7,959,582
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,300,000	7,141,366
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 7/25/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 15,600,000	$ 14,387,937
Note, one-month U.S. dollar LIBOR minus .14% due 8/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	10,479,970
TOTAL COMMODITY-LINKED NOTES (Cost $488,100,000)		386,795,537
Fixed-Income Funds - 25.7%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,497,392,549)	15,488,100	1,448,601,993
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	85,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,439,932)		85,017
Money Market Funds - 18.3%
	Shares
Fidelity Cash Central Fund, 0.20% (g) (Cost $1,031,058,035)	1,031,058,035	1,031,058,035
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.04%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,194,000)	$ 2,194,002	$ 2,194,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,731,657,268)		5,610,332,797
NET OTHER ASSETS (LIABILITIES) - 0.3%		18,391,531
NET ASSETS - 100%		$ 5,628,724,328
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $582,056,551 or 10.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,194,000 due 7/01/10 at 0.04%
BNP Paribas Securities Corp.	$ 1,032,282
Banc of America Securities LLC	392,998
Barclays Capital, Inc.	549,086
Morgan Stanley & Co., Inc.	219,634
$ 2,194,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,457,289
Fidelity Floating Rate Central Fund	43,377,025
Total	$ 44,834,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 105,072,102	$ 115,058,744	$ 1,448,601,993	53.1%
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,993,903	$ 3,953,903	$ -	$ 5,040,000
Financials	735,869,772	721,769,664	11,723,280	2,376,828
Health Care	21,604,542	21,604,542	-	-
Materials	1,960,640	1,960,640	-	-
Corporate Bonds	252,499,574	-	246,636,557	5,863,017
U.S. Government and Government Agency Obligations	1,535,062,843	-	1,535,062,843	-
Asset-Backed Securities	41,483,181	-	4,837,584	36,645,597
Collateralized Mortgage Obligations	20,854,539	-	20,842,169	12,370
Commercial Mortgage Securities	113,520,857	-	82,125,164	31,395,693
Floating Rate Loans	9,748,364	-	8,698,364	1,050,000
Commodity-Linked Notes	386,795,537	-	386,795,537	-
Fixed-Income Funds	1,448,601,993	1,448,601,993	-	-
Preferred Securities	85,017	-	-	85,017
Money Market Funds	1,031,058,035	1,031,058,035	-	-
Cash Equivalents	2,194,000	-	2,194,000	-
Total Investments in Securities:	$ 5,610,332,797	$ 3,228,948,777	$ 2,298,915,498	$ 82,468,522
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	5,040,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,040,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ -
Equities - Financials
Beginning Balance	$ 2,377,280
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(9,510)
Cost of Purchases	721
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	8,337
Transfers out of Level 3	-
Ending Balance	$ 2,376,828
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (9,510)
Corporate Bonds
Beginning Balance	$ 4,521,458
Total Realized Gain (Loss)	(470,512)
Total Unrealized Gain (Loss)	1,253,558
Cost of Purchases	3,046,227
Proceeds of Sales	(2,549,266)
Amortization/Accretion	61,552
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,863,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (2,258)
Asset-Backed Securities
Beginning Balance	$ 21,118,134
Total Realized Gain (Loss)	730,445
Total Unrealized Gain (Loss)	6,467,582
Cost of Purchases	4,372,349
Proceeds of Sales	(3,344,349)
Amortization/Accretion	513,672
Transfers in to Level 3	6,787,764
Transfers out of Level 3	-
Ending Balance	$ 36,645,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 6,467,582
Collateralized Mortgage Obligations
Beginning Balance	$ 198,035
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(20,171)
Cost of Purchases	-
Proceeds of Sales	(6,496)
Amortization/Accretion	21,509
Transfers in to Level 3	-
Transfers out of Level 3	(180,507)
Ending Balance	$ 12,370
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (20,171)
Commercial Mortgage Securities
Beginning Balance	$ 16,448,603
Total Realized Gain (Loss)	38,296
Total Unrealized Gain (Loss)	4,891,251
Cost of Purchases	4,672,787
Proceeds of Sales	(274,893)
Amortization/Accretion	(30,492)
Transfers in to Level 3	7,550,141
Transfers out of Level 3	(1,900,000)
Ending Balance	$ 31,395,693
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 4,891,251
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	44,267
Cost of Purchases	-
Proceeds of Sales	(30,000)
Amortization/Accretion	-
Transfers in to Level 3	1,035,733
Transfers out of Level 3	-
Ending Balance	$ 1,050,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 44,267
Preferred Securities
Beginning Balance	$ 68,467
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,284
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	8,266
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 85,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 8,284

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $5,761,045,672. Net unrealized depreciation aggregated $150,712,875, of which $231,235,469 related to appreciated investment securities and $381,948,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010